CONTINGENCIES (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Nov. 25, 2025	Oct. 24, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Loss contingency, prior gain disputed		$ 34,300
Proceeds held as escrow, amount			$ 38,300	$ 38,000	$ 38,300
Loss contingency accrual				$ 32,600
Percentage of prior gain disputed included in loss contingency accrual				50.00%
Litigation settlement, amount awarded to other party	$ 19,200
Loss related to the allocation of a disputed gain on a real estate transaction				$ 32,600	19,189	$ 0	$ 0
Downward adjustment of loss contingency			13,400
Proceeds held as escrow, amount allocable to other party			$ 19,300		$ 19,300